Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions, related party	$ 1,075,274	$ 504,892	$ 493,341
Vessel operating expenses, related party	233,635	304,515	249,081
General and administrative expenses, related party	2,460,000	2,000,000	1,344,250
Net gain on sale of vessels, related party	0	153,750	0
Interest and other financing costs, related party	$ 50,000	$ 361,283	$ 84,444